Commitments and Contingencies (Pace) (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2006
Loss Contingencies [Line Items]
Pretax environmental expense	$ 12.2	$ 11.8	$ 19.8
Pace, Florida [Member]
Loss Contingencies [Line Items]
Accrual for Environmental Loss Contingencies	$ 30.1			$ 42.0
Years to complete environmental remediation	20 years beginning in 2006
Change in estimated exposure	$ 0.0
Segment Discontinued Operation Member | Pace, Florida [Member]
Loss Contingencies [Line Items]
Pretax environmental expense				$ 42.0
Minimum [Member] | Pace, Florida [Member]
Loss Contingencies [Line Items]
Loss Contingency, Estimate of Possible Loss	42.0
Maximum [Member] | Pace, Florida [Member]
Loss Contingencies [Line Items]
Loss Contingency, Estimate of Possible Loss	$ 52.0